RECOVERY OF RETAILER CHARGEBACKS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RECOVERY OF RETAILER CHARGEBACKS
RECOVERY OF RETAILER CHARGEBACKS	NOTE 8 - RECOVERY OF RETAILER CHARGEBACKS During the year ended December 31, 2020, the Company recognized $181,450 of recovery of retailer chargebacks.

NOTE 8 - RECOVERY OF RETAILER CHARGEBACKS

During the year ended December 31, 2020, the Company recognized $181,450 of recovery of retailer chargebacks in the accompanying statement of operations for the year ended December 31, 2020.